Income Taxes - Movement in net deferred tax assets and liabilities (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in deferred tax liability (asset) [abstract]
Net deferred tax asset, beginning of year	$ 956,376	$ 1,006,012
Recovery (expense) for the year in net earnings	(18,694)	(52,330)
Recovery (expense) for the year in other comprehensive income	(1,006)	2,754
Effect of movements in exchange rates	2	(60)
Net deferred tax asset, end of year	$ 936,678	$ 956,376